Provision for Employee Benefits	6 Months Ended
Jun. 30, 2022
Disclosure of Employee Benefits Text Block Abstract
PROVISION FOR EMPLOYEE BENEFITS
18.	PROVISION FOR EMPLOYEE BENEFITS

The Company has a defined benefit plan based on the requirement of the Thailand Labor Protection Act B.E.2541 (1988) to provide retirement benefits to employees based on pensionable remuneration and length of service which are considered as unfunded. There were no plan assets set up and the Company will pay benefits when needed.

	Provision for employee benefits
	2022	2021
	(Unaudited)
Defined benefit obligations at January 1	$5,827,355	$6,841,673
Estimate for the six months period	(356,621)	(294,175)
Defined benefit obligations at June 30 (Unaudited)	$5,470,714	$6,547,498